Document and Entity Information	Sep. 29, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001497253
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	ORGANOVO HOLDINGS, INC.
Current Fiscal Year End Date	--03-31
Entity Incorporation State Country Code	DE
Entity File Number	001-35996
Entity Tax Identification Number	27-1488943
Entity Address, Address Line One	440 Stevens Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(858)
Local Phone Number	224-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ONVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false